Condensed Financial Information of the Parent Company Only (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from bank subsidiaries	$ 25,589	$ 20,484
Deferred tax asset	11,222	10,087
Other assets	11,742	10,548
Total assets	1,287,048	1,200,921
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	10,974	9,736
Stockholders' equity	91,017	87,286	$ 80,568	$ 74,380
Total liabilities and stockholders' equity	1,287,048	1,200,921
HAWTHORN BANCSHARES, INC.
Assets
Cash and due from bank subsidiaries	3,945	4,971
Investment in equity securities	1,486	1,486
Investment in subsidiaries	139,686	134,099
Deferred tax asset	2,558	2,116
Other assets	23	7
Total assets	147,698	142,679
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	7,195	5,907
Stockholders' equity	91,017	87,286
Total liabilities and stockholders' equity	$ 147,698	$ 142,679